THE TORRAY FUND

     The Torray Fund (the "Fund") is a no load, open-end, diversified management investment company. The Torray Corporation (the "Manager") serves as the Fund's investment advisor.

     This Prospectus concisely describes the information which investors should know before investing. Please read this Prospectus carefully and keep it for future reference. A Statement of Additional Information dated April 30, 1997 (the "Statement") is available free of charge by writing to The Torray Corporation, 6610 Rockledge Drive, Bethesda, Maryland 20817, or by telephoning toll free at 1-(800)-443-3036. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.

       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                  REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                 The Date of this Prospectus is April 30, 1997

                                SCHEDULE OF FEES

     The expenses of the Fund are set forth in the following table, the form of which is prescribed by federal securities laws and regulations.

SHAREHOLDER TRANSACTION EXPENSES

     There are no shareholder transaction expenses such as sales loads, 12b-1, or exchange fees.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees                                1.00%
Other Expenses (1)(2)                           .12%
                                               -----
Total Operating Expenses (3)                   1.12%
                                               =====



(1) These amounts have been restated to reflect anticipated expense levels as of March 31, 1997.


(2) Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire redemption fee (currently $10.00). Certain institutional clients will not be charged this wire redemption fee.

(3) If you purchase Fund shares through a discount brokerage firm or other financial institution, there may be fees or commissions charged by them for shareholder transactions.

     The purpose of this table is to assist prospective shareholders in understanding the various costs and expenses of the Fund that reduce the amount of income available for distribution to shareholders.


                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
EXAMPLE:
You would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual
  return, and (2) redemption at the end of
  each time period:                             $12        $37         $63         $140


NOTE: THE FIGURES SHOWN IN THE EXAMPLES ARE ENTIRELY HYPOTHETICAL. THEY ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

                              FINANCIAL HIGHLIGHTS

     The table below sets forth certain financial information with respect to the per-share data and ratios for The Torray Fund for the periods indicated, which have been derived from financial statements audited by Johnson Lambert & Co., independent public accountants for the Fund, whose report thereon is included in the Statement of Additional Information.

                                             YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR
                                            ENDED        ENDED       ENDED       ENDED       ENDED       ENDED        ENDED
PER SHARE DATA ($)                         12/31/96     12/31/95    12/31/94    12/31/93    12/31/92    12/31/91    12/31/90(1)
NET ASSET VALUE,
  BEGINNING OF PERIOD..................    $ 20.110     $13.755     $14.273     $13.743     $11.514     $ 9.999      $ 10.000
Income From Investment Operations
---------------------------------
Net Investment Income..................       0.186       0.215       0.213       0.122       0.180       0.232         0.005
Net Gains on Securities
  (both realized and unrealized).......       5.642       6.674       0.130       0.745       2.229       1.728         0.000
                                           --------     -------     -------     -------     -------     -------      --------
       Total from
       Investment Operations...........       5.828       6.889       0.343       0.867       2.409       1.960         0.005
Less Distributions
------------------
Dividends
  (from Net Investment Income).........      (0.187)     (0.214)     (0.213)     (0.122)     (0.180)     (0.233)       (0.006)
Distributions (from Capital Gains).....      (0.531)     (0.320)     (0.648)     (0.215)     0.0000      (0.212)       0.0000
                                           --------      ------      ------      ------      ------      ------       -------
       Total Distributions.............      (0.718)     (0.534)     (0.861)     (0.337)     (0.180)     (0.445)       (0.006)
                                           --------      ------      ------      ------      ------      ------       -------
NET ASSET VALUE, END OF PERIOD.........    $ 25.220     $20.110     $13.755     $14.273     $13.743     $11.514      $  9.999

TOTAL RETURN(3)........................       29.09%      50.41%       2.41%       6.37%      21.04%      19.98%        (0.03%)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's omitted)......................    $116,593     $50,744     $23,362     $19,666     $10,298     $ 4,423      $    200
Ratio of Expenses to Average Net
  Assets...............................        1.25%       1.25%       1.25%       1.25%       1.25%       1.25%         0.82%(1)
Ratio of Net Income to Average Net
  Assets...............................        0.87%       1.31%       1.51%       0.94%       1.54%       2.43%         2.15%(1)
Portfolio Turnover Rate................       20.95%      22.56%      36.63%      29.09%      37.09%      21.17%          n/a(2)
Average Actual Commissions
  Paid Per share(4)....................    $ 0.0871     $0.0813         n/a         n/a         n/a         n/a           n/a

(1) Annualized. The Fund commenced operations on December 18, 1990.

(2) Not applicable.

(3) Past performance is not predictive of future performance.

(4) Does not include spreads on shares traded on a principal basis.

                INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS


     The Fund's objective is to earn 15% per year compounded, measured over long periods (10 years or more). The Fund also seeks to defer shareholder tax liability on the Fund's appreciated assets, so that earnings can be generated on money which otherwise would be paid in taxes. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. An added benefit of the buy-and-hold strategy is that brokerage commissions will be contained. There can be no assurance that the Fund's objective will be achieved.


THE MANAGER'S INVESTMENT PHILOSOPHY AND APPROACH TO SELECTING COMMON STOCKS


     The Fund's investment philosophy is simple. Ordinarily, 90% or more of the Fund's assets will be committed to common stocks. Any balance will be held in U.S. treasury bills or Treasury notes. No effort is made to forecast the stock market. Businesses in which the Fund invests must have favorable economic characteristics, generally including rising sales and earnings, a strong competitive position, capable management, and a balance sheet appropriate to the nature of the enterprise. Central to the philosophy is the fact that value derives from the business, not from the stock. Accordingly, the Fund's management focuses on business fundamentals, as opposed to stock market dynamics, the idea being that if a business performs, the stock will take care of itself.



     The Manager's stock selection process is simple: management will buy, at a fair price, stock in the best companies it can identify, and keep them indefinitely. Portfolio investments may include small, medium or large capitalization companies. The latter have predominated in recent years because management believes they have represented the best available values. However, that could change if the prices of high quality, small or medium-size company stocks drop significantly.



     Generally speaking, there is widespread agreement among investors about which companies enjoy the brightest economic outlook. Unfortunately for prospective buyers, the shares of these businesses usually trade at a premium. Sometimes they become so over-priced that an investor's potential return will be almost certainly diminished, or a major loss will occur in the event corporate performance deteriorates. It is important, therefore, when buying stocks to carefully assess the prices at which they are offered so that the advantage gained from owning a top-flight company is not lost to a miscalculation of its value. Management's policy in this regard is to focus its research on those quality businesses which, for any number of reasons, have fallen from favor with investors. Typically, stocks of the companies selected for evaluation will have already dropped in price -- often as much as 25%-50% -- in response to a perceived reversal in corporate fortunes. The research effort's objective is to determine whether prevailing negative investor sentiment is based on a sound assessment of long term prospects, or is related more to temporary factors which have little or no bearing on the enterprises's fundamental economic value. Although the picture is seldom black and white, management finds that in many instances popular "expert" opinion is misguided and overly pessimistic. It is in this circumstance, when both the fundamentals and price are right, that the Fund will invest.


     There are also conditions under which stocks may be sold. If management identifies a compelling investment opportunity, but the Fund has no cash reserves, stocks with the least promising prospects relative to all other portfolio holdings will be sold to raise the purchase price. Shares also will be sold in any business which is materially deteriorating. Finally, in order to maintain reasonable diversification, a stock or industry grouping of stocks may be partially sold if, as a result of appreciation, either has become too large a percentage of the Fund's assets. Generally speaking, and consistent with its status as a diversified investment company, the Fund may hold up to 7 or 8% of its assets in a single stock and may invest up to 25% in one industry group.

RISK FACTORS ASSOCIATED WITH INVESTING IN COMMON STOCKS


     Three types of risk attach to investments in common stocks -- "business risk," "systemic risk," and "market risk." The Fund's management, the Torray Corporation, believes that for long-term investors only business risk matters. Business risk is the chance that something permanent goes wrong with a company. When this happens, shareholders lose money. The causes vary, but often include competitive pressures, declining market share, contracting profit margins, rising financial leverage, product obsolescence and poor management. In such circumstances, the degree of risk is usually related directly to the magnitude of business deterioration. While temporary reversals are of little concern, serious problems sometimes lead to bankruptcy. Most cases fall in-between.


     Mutual funds are subject to the same principle. Their relative riskiness is a function of the economic profile of the companies they own. Funds holding the stocks of important high-quality businesses for long-term investment should prove relatively less risky except for those shareholders who choose, or are forced by circumstance, to sell in a weak market. Those funds comprised of lesser companies will involve varying degrees of risk. As noted, the Torray Fund's policy is to invest at a fair price in the best businesses it can identify and to hold them indefinitely. In so doing, management believes that it can largely eliminate the Fund's overall exposure to business risks. The other forms of risk -- "systemic" and "market" should not worry investors unduly. "Systemic risk" denotes potential threats to the country's financial structure -- political upheaval, runaway inflation or economic collapse, for instance. Such events seem unlikely, and Torray Fund policies make no provision for defending against them. "Market risk," in plain English, is the chance that when you want to sell, you won't like the price. This experience is not unique to the stock market, as many homeowners, art collectors and others have discovered. In order to be successful, investors must accept the fact that although stocks of good companies rise over long periods, they can trade at virtually any price in the short run. Those who cannot tolerate fluctuations in the value of their investments should seriously consider avoiding common stocks and mutual funds that invest in them.

     The investment objective and policies described in this Prospectus may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

     While the Fund does not intend to engage in short term trading, portfolio turnover is not a limiting factor with respect to investment decisions. For the fiscal years ended December 31, 1996, 1995, and 1994, the Fund's portfolio turnover rates were 20.95%, 22.56%, and 36.63%, respectively.

                            PERFORMANCE INFORMATION


     From time to time, the Fund may make available certain information about its performance. This information is based on the Fund's historical record and is not intended to indicate future performance. When the Fund makes available its total return, it will be calculated on an annualized basis for specified periods of time, and may be calculated for the period since the start of the Fund's operations. Total Return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the time period (assuming reinvestment of any dividends or capital gains distributions).


                               HOW TO BUY SHARES

     Shares of the Fund are continuously offered at net asset value, and there are no sales charges on purchases of Fund shares. The minimum initial investment is $10,000, and the minimum additional investment is $2,000.

Orders for the purchase of shares of the Fund are executed at the net asset value determined as of the next Valuation Time after receipt by the Fund's transfer agent and the shares will be eligible to receive dividends beginning the following day. The Fund reserves the right to reject any order for the purchase of its shares in whole or in part. (See "How Net Asset Value is Determined").

     In the case of an initial investment, shares of the Fund may be purchased by sending a check payable to "The Torray Fund," together with a completed Application to:

                                The Torray Fund
                             c/o FPS Services Inc.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

     Subsequent purchases may be made by mailing a check payable to "The Torray Fund" to:

                                The Torray Fund
                                P.O. Box 412797
                           Kansas City, MO 64141-2797

     (Please put your account number on your check.)

     The Fund is also available through other brokerage firms and institutions. If you place your order through a broker-dealer, you may be charged a fee for its services. No such charge will be paid by an investor who purchases Fund shares directly from the Fund as described above.


     If you are interested in investing your IRA account in the Fund, you will have to establish an IRA or an IRA Rollover account. Please call the Fund at 1-800-443-3036 to request an IRA package. You may also call a bank or broker-dealer for more information and an account application.


     Shareholder inquiries may be directed to FPS Services Inc., 3200 Horizon Drive, King of Prussia, PA 19406 or by calling 1-800-626-9769.

                                 HOW TO REDEEM

     Shares may be redeemed in writing or, for shareholders who elect this privilege, by telephone. To redeem shares in writing, submit a written redemption request directly to: The Torray Fund, c/o FPS Services Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, additional documentation of a customary nature may be required. Where a shareholder has chosen the telephone redemption option, shares may be redeemed by telephone by calling toll-free 1-800-626-9769.

     The Fund, through its transfer agent, has established procedures designed to confirm the authenticity of telephonic instructions, which procedures include requiring callers to establish their personal identity and limiting the mailing of telephone redemption proceeds to the address or bank account set forth on the Account Application. Investors should understand that neither Fund nor its transfer agent will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire transfer fee (currently $10.00). Certain institutional clients will not be charged this wire redemption fee. Changes to the designated address or bank account must be made in writing and may be required to be accompanied by a signature guarantee from an eligible guarantor.

     Shares are redeemed at their net asset value next determined after a redemption request in good order has been received by the Fund's transfer agent. A request is deemed to be in good order if it has been signed by the account holder and is accompanied, where necessary, by a signature guarantee. Redemption proceeds will be mailed or wired to the redeeming shareholder within seven days, except where those shares have recently been purchased by personal check. In those cases, redemption proceeds may be withheld until the check has been collected, which may take up to fifteen days. To avoid such withholding, investors should purchase shares by certified or bank check.

     The Fund reserves the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions by the shareholder, the account of such shareholder has a value of less than $10,000. Before the Fund exercises its right to redeem such shares, the shareholder will be given written notice of the proposed redemption and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $10,000.

                       HOW NET ASSET VALUE IS DETERMINED

     The net asset value per share of the Fund is determined once each day that the New York Stock Exchange is open (a "Business Day"), as of the close of the Exchange ("Valuation Time"). Portfolio securities for which market quotations are readily available are valued at market value. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.

                                 DISTRIBUTIONS

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for as long as such qualification is in the best interests of its shareholders. In keeping with Code requirements regarding regulated investment companies, the Fund pays out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments) and net realized capital gains.

     All dividends and/or distributions will be reinvested in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. The Fund declares and pays dividends out of investment income quarterly, and distributes net realized capital gains annually. Dividends and capital gains distributions may be declared more or less frequently at the discretion of the Trustees.

                              FEDERAL INCOME TAXES

     Dividends and short-term capital gains distributions of the Fund are taxable to shareholders as ordinary income. Distributions of any long-term capital gains are taxable to shareholders as such, regardless of how long a shareholder may have owned shares in the Fund. Shareholders should consult their tax advisors as to the application of state and local income tax laws to Fund dividends and capital gain distributions.

     In order to avoid a 4% excise tax on undistributed income, the Code requires the Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each December 31 and not previously distributed.

     Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions. A dividend paid to a shareholder by the Fund in January of a year generally is deemed to have paid by the Fund and received by shareholders on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

                             MANAGEMENT OF THE FUND


     The Fund is managed by The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817 (the "Manager"), which provides investment advisory and portfolio management services pursuant to a Management Agreement dated November 16, 1990. The Manager also provides executive and other personnel for management of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, the Trustees supervise the affairs of the Fund as conducted by the Manager. The Manager was formed in 1990 to serve as the investment advisor to the Fund. Robert E. Torray, President of the Manager and Portfolio Manager of the Fund, owns approximately 60% of the outstanding voting securities of the Manager, and has over 35 years of investment experience. Mr. Torray also owns 80 percent of the outstanding voting securities of Robert E. Torray & Co., Inc., a registered investment advisor which has been in the investment advisory business for 25 years.


     For investment advisory and management services provided to the Fund, the Manager receives a fee, computed daily and payable quarterly, at the annual rate of one percent of the Fund's daily net assets. The Manager received 1.00% of the Fund's average daily net assets for the fiscal year ended December 31, 1996.


     As a result of the Manager's guarantee of Fund expenses, which guarantee was in effect from the Fund's inception through December 31, 1996, the Fund's total operating expenses for each fiscal year amounted to 1.25% of average net assets.


                  ORGANIZATION AND CAPITALIZATION OF THE FUND

     The Fund was established in 1990 as a business trust under Massachusetts law. The Fund has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares. These shares are entitled to vote at any meetings of shareholders. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved certain contracts under which certain companies provide essential management services to the Trust. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. The Manager controls the word "Torray" in the Fund's name and, if it should cease to be the Fund's investment advisor, the Fund may be required to change its name.

NEW ACCOUNT INSTRUCTIONS: THE TORRAY FUND ("FUND")

PLEASE CALL THE FUND TOLL FREE AT 1-(800)-626-9769 IF YOU HAVE ANY QUESTIONS WHILE FILLING OUT THIS APPLICATION.

1  TYPE OF ACCOUNT. An account can be registered as only one of the following:




o  individual                  |
o  joint tenants               |         Supply the Social
o  a custodial account         |------   Security number of
   under the Uniform Gifts     |         the registered
   or Uniform Transfers to     |         account owner.
   Minors Act                  |

o  a trust (i.e.,              |
   retirement plans)           |
                               |
o  a corporation               |------   Supply the Taxpayer
   partnership,                |         Identification number
   organization, fiduciary,    |         of the legal entity.
   etc.                        |

o  Individual Retirement       |
   Account (IRA)               |------   See the IRA package.
                               |



Please check the box in Section 1 that corresponds with the type of account you are opening and fill in the required information EXACTLY as you wish it to appear on the account.

TRADING AUTHORIZATION. If you desire to have a party(s) other than the registered account owner have access to your account(s) or transact business on your account(s), you must file a TRADING AUTHORIZATION with The Torray Corporation ("Torray"). Other parties may include spouses, relatives, business officers, trust officers, financial planners, tax advisors, etc. Call Torray to ask for a "Trading Authorization."

CORPORATE/TRUST RESOLUTION. Corporations are required to furnish a CORPORATE RESOLUTION. Trusts are required to furnish a Trust Resolution.

Trusts, fiduciaries, partnerships, and other business entities may be required to furnish other documentation (e.g., a "Trust Authorization") to authorize redemptions. Call Torray to ask for the appropriate documentation.

2 YOUR MAILING ADDRESS. Please complete all information in Section 2 requested as it is required to open your account.

3 YOUR INITIAL INVESTMENT. The amount of your check(s) must meet the minimum $10,000 initial investment.

4 RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. Dividends and capital gains distributions will be automatically paid in Fund shares UNLESS the Shareholder elects to receive distributions by check by marking the box in Section 4.

5 TELEPHONE REDEMPTIONS. If you elect telephone redemptions, Torray will be authorized to act upon telephone instructions from you, or from any person authorized to act on your behalf, without a signature guarantee, to redeem shares of the Fund in accordance with the terms of the Fund's Prospectus and Statement of Additional Information as in effect from time to time. In electing this feature, you also agree that the Fund and Torray shall not have any liability for acting upon instructions which they reasonably believe to be genuine.

6 YOUR SIGNATURE(S). Please be sure to sign this application. If the account is registered in the name of:

o  an individual, the individual should sign

o  joint tenants, both should sign

o a trustee or other fiduciary, the fiduciary(s) must indicate capacity (If you are establishing a trust account and want to authorize redemptions, you must file a "Trust Resolution" with Torray as stipulated in Section 1 under "Trust Resolution.")

o a corporation or other organization, an officer must sign and indicate capacity. (If you are establishing a corporate account and want to authorize redemptions, you must file a "Corporate Resolution" with Torray as stipulated in Section 1 under "Corporate Resolution.")

                            TORRAY FUND APPLICATION
                                     PAGE 1

                  NEW ACCOUNT APPLICATION FOR THE TORRAY FUND
                DO NOT USE THIS APPLICATION FOR AN IRA ACCOUNT
                    PLEASE SEE THE ENCLOSED IRA INFORMATION
===================================================================================================================================


                                                            [] GIFT/TRANSFER       [] TRUST (I.E.,      [] CORPORATION, PARTNERSHIP
1   TYPE OF ACCOUNT   [] INDIVIDUAL                            TO A MINOR            RETIREMENT PLANS        OR OTHER ENTITY
    (CHECK ONE)         Complete A      [] JOINT TENANTS       Complete C              Complete D                Complete E
                           only         Complete A & B            only                     only                     only
===================================================================================================================================


A                                                              --        --                       --        --
   -------------------------------------------         ---------------------------       --------------------------
      First Name, Middle Initial, Last Name             Social Security Number             Birthdate
                                                        Required to open your account      (mm-dd-yy)

B                                                              --        --                       --        --
   -------------------------------------------         ----------------------------      ---------------------------
      First Name, Middle Initial, Last Name             Social Security Number             Birthdate
                                                        Required to open your account      (mm-dd-yy)

      JOINT TENANTS WILL HAVE RIGHTS OF SURVIVORSHIP UNLESS OTHERWISE SPECIFIED.
===================================================================================================================================

C  --------------------------------------------        as custodian for           --------------------------------------------
      Custodian's Name (only one permitted)                                             Minor's Name (only one permitted)
      under the [] Uniform Gifts/Transfers to Minors Act          --        --                           --        --
               State            (Circle One)               ---------------------------------     ---------------------------
                                                           Minor's Social Security Number        Minor's Birthday
                                                           Required to open the account          Required to open the account
===================================================================================================================================

D  -------------------------------------------            --------------------------------------------------------------------
      Name of Trustee                                        Name of Trust

                                                                                                                --
   -------------------------------------------            ----------------------------------     -----------------------------
      Name of Second Trustee (if any)                        Date of Trust (mm-dd-yy)            Taxpayer Identification Number
                                                             Required to open your account       Required to open your account
===================================================================================================================================
                                                                          --
E  -------------------------------------------------    -----------------------------------
      Name of Corporation or other entity. If other     Taxpayer Identification
      entity, please specify type in the space below,   Required to open your account
      e.g., partnership, club, etc.
      BUSINESS TYPE:                                    Additional forms, such as a Corporate Resolution, are required to authorize
                    ---------------------------------   redemptions and add account features. See Application Instructions.
===================================================================================================================================
2    YOUR MAILING ADDRESS

     ------------------------------------------------        ------------------------------------------
     Street address and Apartment number or Box number       Area Code  Business Telephone Number

     ------------------------------------------------        ------------------------------------------
                                                             Area Code  Home Telephone Number
     ------------------------------------------------
     City                         State      Zip Code        I AM A CITIZEN OF [] U.S.  [] OTHER
                                                                                                --------
     --------State of residence if different from mailing address
       State
===================================================================================================================================

                                              (PLEASE COMPLETE THE REVERSE SIDE)

                            TORRAY FUND APPLICATION
                                     PAGE 2

===============================================================================
3  YOUR INITIAL INVESTMENT ($10,000 minimum).

   [] I have enclosed a check (do not send cash) made payable to THE TORRAY FUND for $
        ------------------------------------

================================================================================
4 RECEIVING YOUR DIVIDENDS AND CAPITAL GAINS. If not completed, Option A will be assigned.
   A [] I would like all dividends and capital gains reinvested in the Fund.

   B [] I would like all dividends and capital gains paid to me in cash.

   C [] Dividend Income Paid by check and capital gains reinvested.
================================================================================
5 TELEPHONE REDEMPTIONS. See Instructions. If not completed, Option A will be assigned.

A  [] I do not authorize telephone redemptions.

B  [] I do authorize telephone redemptions.


Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account. I (we) authorize FPS Services, Inc. to act upon instructions received by telephone from me (us) to redeem shares. Neither the Fund nor FPS Services, Inc. will be liable for properly acting upon telephone instructions believed to be genuine.



If you want to authorize to wire redemptions directly to your bank account please attach a voided check and complete below. (See "HOW TO REDEEM" or Page 6 for wire charges)



                       Bank Name             Branch Office (if applicable)


FPS Services, Inc.:
                   ------------------------------------------------------------
                    Bank Address         City        State        Zip Code

                   ------------------------------------------------------------
                    Bank Wire Routing Number           Bank Account Number
                   ------------------------------------------------------------
===============================================================================
6 YOUR SIGNATURE(S). All registered owners or legal representative(s) must sign this section before we can open your account.

I (we) am (are) of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a) neither the Fund nor Torray is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC; (b) I (we) hereby ratify any instructions given on this account and any account into which I (we) exchange relating to Items 1-5 and agree that neither the Fund nor Torray will be liable for any loss, cost or expense for acting upon such instructions (by telephone or writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; and
(c) it is my (our) responsibility to read the Prospectus.


|-----------------------------------------------------------------------------|
| TAXPAYER IDENTIFICATION NUMBER CERTIFICATION: AS REQUIRED BY FEDERAL LAW, I| | (WE) CERTIFY UNDER PENALTY OF PERJURY (1) THAT THE SOCIAL SECURITY NUMBER | | ("SSN") OR TAXPAYER IDENTIFICATION NUMBER ("TIN") PROVIDED ABOVE IS CORRECT|
|  AND (2) THAT THE IRS HAS NEVER NOTIFIED ME (US) THAT I (WE) AM (ARE)       |
| SUBJECT TO BACKUP WITHHOLDING DUE TO NOTIFIED PAYEE UNDERREPORTING, OR HAS | | NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO SUCH BACKUP | | WITHHOLDING. (NOTE: IF ANY OR ALL OF PART (2) OF THIS SENTENCE IS NOT TRUE | | IN YOUR CASE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.) IF I (WE) FAIL | | TO FURNISH MY (OUR) CORRECT SSN OR TIN, I (WE) MAY BE SUBJECT TO A PENALTY | | OF $50 FOR EACH FAILURE AND MY (OUR) ACCOUNT(S) MAY BE SUBJECT TO BACKUP |
|  WITHHOLDING ON DISTRIBUTION AND REDEMPTION PROCEEDS.                       |
|-----------------------------------------------------------------------------|


THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

Signature:                        Date
          ------------------------    ------------   --------------------------
                                                      Citizenship (if not U.S.)

Signature:                        Date
          ------------------------    ------------   --------------------------
                                                      Citizenship (if not U.S.)
===============================================================================

For further information, contact the Fund toll free at 1-(800)-626-9769. Mail your completed application to FPS Services Inc., 3200 Horizon Drive, King of Prussia, PA 19406-09.


                            TORRAY FUND APPLICATION
                                     PAGE 3

                               INVESTMENT ADVISOR

                             The Torray Corporation
                        6610 Rockledge Drive, Suite 450
                            Bethesda, Maryland 20817

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                             Washington, D.C. 20036

                              INDEPENDENT AUDITORS


                              Tait, Weller & Baker
                             Two Penn Central Plaza
                                   Suite 700
                          Philadelphia, PA 19102-1707


                                   CUSTODIAN

                          Rushmore Trust & Savings FSB
                              4922 Fairmont Avenue
                            Bethesda, Maryland 20814

                                 TRANSFER AGENT

                               FPS Services Inc.
                                 P.O. Box 61503
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

===============================================================================
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS


                                                 PAGE
Schedule of Fees.............................        2
Financial Highlights.........................        3
Investment Objective, Policies
  and Risk Factors...........................        4
Portfolio Turnover...........................        5
Performance Information......................        5
How to Buy Shares............................        5
How to Redeem................................        6
How Net Asset Value is Determined............        7
Distributions................................        7
Federal Income Taxes.........................        7
Management of the Fund.......................        8
Organization and Capitalization
  of the Fund................................        8

===============================================================================


                                THE TORRAY FUND

                                   PROSPECTUS

                                 April 30, 1997

                                THE TORRAY FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1997


This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1997 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing The Torray Corporation, 6610 Rockledge Drive, Bethesda, Maryland 20817, or by telephoning toll free at 1-800-443-3036.

----------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------------------

                                                     Page


INVESTMENT OBJECTIVE AND POLICIES......................3

MISCELLANEOUS INVESTMENT PRACTICES.....................3

NOTE ON SHAREHOLDER APPROVAL...........................3

INVESTMENT RESTRICTIONS................................4

HOW TO REDEEM..........................................5

HOW NET ASSET VALUE IS DETERMINED......................6

CALCULATION OF YIELD AND RETURN........................8

PERFORMANCE COMPARISONS................................8

DISTRIBUTIONS..........................................8

TAXES    ..............................................9

MANAGEMENT OF THE FUND................................11

OTHER SERVICES........................................15

PORTFOLIO TRANSACTIONS................................15

ORGANIZATION AND CAPITALIZATION OF THE FUND...........17

SHAREHOLDER LIABILITY.................................18

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of The Torray Fund (the "Fund") are summarized on the front page of the Prospectus and in the text of the Prospectus following the caption "Investment Objective and Policies." There is no assurance that the Fund's objective will be achieved.

         This Statement contains certain additional information about the objective and policies, including "miscellaneous investment practices" in which the Fund may engage.

         Equity Securities. In seeking investments for the Fund, the primary consideration of the Fund's manager, The Torray Corporation ("Torray" or the "Manager"), is the issuer's value compared with other companies in the marketplace. However, in selecting such securities, the opinions and judgments being exercised by the Manager may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risk of a correct judgment by the majority, or an individual security or group of securities may remain depressed for an extended period of time or even fall to a new low, in which case losses or only limited profits may be incurred.

         U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See "Portfolio Transactions - Brokerage and Research Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.


         NOTE ON SHAREHOLDER APPROVAL

         The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.

INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

                  (1) Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

                  (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

                  (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                  (4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

                  (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (6) Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

                  (7) Purchase or sell commodities or commodity contracts, including future contracts.

                  (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

                  (9) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the

         Fund's total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

                  (10) Acquire more than 10% of the voting securities of any issuer.

                  (11) Concentrate more than 25% of the value of its total assets in any one industry.

         It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to borrow money, pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund's present policy to:

                  (1) Invest more than 10% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

                  (2)  Write (sell) or purchase options.

                  (3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                  (4) Make investments for the purpose of gaining control of a company's management.

         All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

HOW TO REDEEM

         The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

         The Fund may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

         It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

         The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $10,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

HOW NET ASSET VALUE IS DETERMINED

         The net asset value per share of the Fund is determined once each day that the New York Stock Exchange is open. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

         As described in the text of the Prospectus following the caption "How Net Asset Value is Determined," the net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported -- and in the case of certain securities traded over-the-counter -- the last reported bid price.

         As described in the Prospectus, certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund's net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

CALCULATION OF RETURN

         As summarized in the Prospectus under the heading "Performance Information," Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment and annualizing the result for periods of less than one year.

         The average annual total return for the Fund from commencement of investment operations (December 31, 1990) through December 31, 1996 was 18.92%, and the Fund's average annual total return for the one-year and five-year periods ended December 31, 1996 was 29.09% and 20.69% respectively.

PERFORMANCE COMPARISONS

         The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.

DISTRIBUTIONS

         Distributions from Net Investment Income. As described in the Prospectus under the caption "Distributions," the Fund pays out substantially all of its net investment income, (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

         Distributions of Capital Gains. As described in the Prospectus, the Fund's policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

TAXES

         The tax status of the Fund and the distributions which it intends to make are summarized in the text of the Prospectus immediately following the caption "Taxes." All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund's shareholders as described in the Prospectus, and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend even though, economically, it represents a return of capital, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

         The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets held for less than three months; (c) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Under the 30% of gross income test described above, the Fund will be restricted from selling certain assets held (or considered under Code rules to have been held) for less than three months. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

         In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

         It is expected that at least some of the distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

         Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

         The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

         The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

MANAGEMENT OF THE FUND

         Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         Professor Frederick Amling (DOB 12/23/26), Trustee of the Fund. Professor of Finance, The George Washington University; President, Frederick Amling & Associates (computer investment programs); President, Amling & Company, Inc. (financial advisors); Trustee, Keystone International Fund, Keystone Liquid Trust, Keystone Precious Metals Holdings, Keystone Tax-Exempt Trust, Keystone Tax-Free Fund, Master Reserve Trust, and Master Reserve Tax-Free Trust (investment companies).

         Robert P. Moltz (DOB 10/03/47), Trustee of the Fund. President and Chief Executive Officer, Weaver Bros. Insurance Associates, Inc. (insurance).

         Professor Roy A. Schotland (DOB 03/18/33), Trustee of the Fund. Professor of Law, Georgetown University Law Center; Director, Custodial Trust Company (banking). Director, Croft Funds Corporation (open-end management investment company).

         Wayne H. Shaner (DOB 08/23/47), Trustee of the Fund. Vice President, Investments, Lockheed Martin Corporation; Member, Investment Committee, Maryland State Retirement System.

         Bruce C. Ellis (DOB 07/26/44), Trustee of the Fund. Chairman, Transmedia Sports & Leisure USA Inc.; Director Shepards Foundation (charity); since 1992, Director, Rushmore/Cappiello Fund (investment company) and Rushmore Funds (investment companies).

*        William M Lane (DOB 05/21/50), Chairman of the Board of
         Trustees, President, and Secretary of the Fund.  Vice President, Robert
         E. Torray & Co., Inc.; Vice President and Secretary, The Torray Corporation; Secretary and Treasurer, Birmingham Capital Management Co., Inc.; Vice President and Secretary, Energy Recovery Management, Inc. (administrator for oil and gas investment limited partnership) General Partner, WML Associates, LP.

         Douglas C. Eby (DOB 07/28/59), Vice President and Treasurer of the Fund. Since April 1992, Vice President, Robert E. Torray & Co., Inc.; Assistant Treasurer, The Torray Corporation. Through April, 1992, Vice President and Portfolio Manager of Foxhall Investment Management (investment advisor).

-----------------------------------
* Mr. Lane is an "interested person" of the Fund under the Investment Company Act of 1940.

         The mailing address of the officers and Trustees is c/o the Fund, 6610 Rockledge Drive, Bethesda, Maryland 20817.

         The Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Each Trustee who is not an "interested person" of the Fund receives an annual fee of $2,000, plus $100 for each Trustees' meeting attended. The salaries and expenses of each of the Fund's officers are paid by the Manager. Mr. Lane and Mr. Eby as stockholders and/or officers of the Manager, will benefit from the management fees paid by the Fund.



         The following table exhibits Trustee Compensation for the fiscal year ended December 31, 1996.

       Name of        Aggregate       Pension or   Estimated          Total
       Person,       Compensation     Retirement    Annual        Compensation
       Position          From          Benefits    Benefits      From Registrant
                    Registrant for    Accrued as     Upon       and Fund Complex
                      the Fiscal        Part of   Retirement    Paid to Trustees
                      Year Ended         Fund                    for the Fiscal
                     December 31,      Expenses                    Year Ended
                         1996                                     December 31,
                                                                      1996
Frederick             $2,200.00           -0-         -0-           $2,200.00
Amling

Robert P.             $2,200.00           -0-         -0-           $2,200.00
Moltz

Roy A.                $2,100.00           -0-         -0-           $2,100.00
Schotland

Wayne H.              $2,200.00           -0-         -0-           $2,200.00
Shaner

Bruce C.              $2,200.00           -0-         -0-           $2,200.00
Ellis

         As of April 15, 1997, the Fund believes that Robert E. Torray directly or indirectly owns or directs the voting of an aggregate of 408,765 shares (4.2757% of the Fund's outstanding shares). As of April 15, 1997, the Trustees, officers, and affiliated persons of the Fund, as a group, owned 589,050 shares (6.1615%) of the Fund.

         The Manager. Under a written management contract ("Management Agreement") between the Fund and the Manager, subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objective, policies and restrictions.

         Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Fund's portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

         The Manager's compensation under the Management Agreement is subject to reduction to the extent that in any year the expenses of the Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdic tion in which shares of such Fund are qualified for offer and sale. The term "expenses" is subject to interpretation by each of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. As of this date, shares are not sold in any state which imposes such a restriction. The Manager received the following compensation for the fiscal years indicated:

              Advisory Fees Paid
1994                 1995               1996
$251,818           $313,512           $732,902


         The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days' notice by the Manager to the Fund. In the event the Manager ceases to be the manager of the Fund, the right of the Fund to use the identifying name of "Torray" may be withdrawn.

         As described in the text of the Prospectus under the caption "Management of the Fund," the Fund pays, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund's shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums. The Fund is also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.

         The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Manager is a Maryland corporation organized in 1990. Approximately sixty-one percent (61%) of the outstanding voting shares of the Manager is owned by Robert E. Torray.

OTHER SERVICES

         Custodial Arrangements. Rushmore Trust & Savings, FSB ("Rushmore"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, is the custodian for the Fund. As such, Rushmore holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, Rushmore receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to the Fund's portfolio securities. Rushmore also maintains certain accounts and records of the Fund.

         Transfer and Shareholder Servicing Agent. The Torray Corporation serves as transfer agent and shareholder servicing agent to the Fund pursuant to a Transfer Agency Agreement dated November 16, 1990 (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, The Torray Corporation has agreed (i) to issue and redeem Shares of the Fund; (ii) to address and mail all communications by the Fund to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Fund's Board of Trustees concerning the Fund's operations. FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania provides certain of the services pursuant to an agent with the Transfer Agent.

         Certified Public Accountants. The Fund's independent public accountants are Tait, Weller & Baker. Tait, Weller & Baker conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

PORTFOLIO TRANSACTIONS

         Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities, such as U.S. Government Securities, traded in the over-the-counter markets or in the case of gold bullion but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

         Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

         The total brokerage commissions paid for the fiscal year ended December 31, 1994, 1995, and 1996 were $56,973, $64,932, and $160,089, respectively.


ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. A copy of the Agreement and Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust's fiscal year ends on December 31 of each year.

         As described in the text of the Prospectus following the caption "Organization and Capitalization of the Fund," shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing Trustees, except insofar as elections are required under the 1940 Act in the event that (i) less than a majority of the Trustees have been elected by shareholders, or (ii) if, as a result of a vacancy, less than two-thirds of the Trustees have been elected by the shareholders, the vacancy will be filled only by a vote of the shareholders. In addition, the Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, each Trustee shall continue to hold office and may appoint his successor.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

         The financial statements for the fiscal year ended December 31, 1996 including notes thereto and the report thereon of Johnson Lambert & Company are herein incorporated by reference. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.